Shareholder Fees {- Fidelity® Growth Discovery Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Growth Discovery Fund Retail PRO-07 | Fidelity® Growth Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none